Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 1,787,482	$ 2,043,966
Frontera Brownsville, LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 370,391	410,097
Texas Frontera, LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 177,635	185,967
CH 4 Energía, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 161,658	170,188
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Investments in joint ventures and associates	$ 845,220	1,051,626
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Investments in joint ventures and associates	$ 112,792	91,537
Other, net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 119,786	$ 134,551